WEBSITE	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
WEBSITE

3.       WEBSITE

The Company purchased a website during October 2012 for $10,000. This website has a useful life of three(3) years, and the cost is being amortized over the life of the asset. As of November 30, 2012, accumulated amortization was $833.